Common stock and Stock-Based Compensation - Summary Of Company's RSU Activity Issued (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		21,329,457	15,141,280
2011 Amended Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross, Beginning Balance	4,655,274	4,916,829	137,909
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	1,347,536		10,929,820
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares		(254,555)	(150,900)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares			(6,000,000)
Share based Compensation Arrangement By Share based Payment Award Options Non vested Options Expired Number Of Shares		(7,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross, Ending Balance		4,655,274	4,916,829
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price ,Beginning Balance	$ 1.19	$ 1.18	$ 15.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			0.6
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value		0.88	1.98
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value			0.44
Share based Compensation Arrangement By Share based Payment Award Options Non vested Options Expired Weighted Average Grant Date Fair Value		0.82
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price ,Ending Balance		$ 1.19	$ 1.18